SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Ordinary Share (Details)	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Reconciliation of Net Loss per Common Share
Interest earned on marketable securities held in Trust Account	$ 49,590
Net loss	(1,554,342)
Redeemable Class A Common Stock
Reconciliation of Net Loss per Common Share
Interest earned on marketable securities held in Trust Account	46,048
Net income allocable to shares subject to possible redemption	$ 46,048
Basic and diluted weighted average shares outstanding | shares	22,676,053
Basic and diluted net loss per share | $ / shares	$ 0.00
Non-Redeemable Class A and Class B Common Stock
Reconciliation of Net Loss per Common Share
Net loss	$ (1,554,342)
Net income allocable to shares subject to possible redemption	(46,048)
Non-Redeemable Net Loss	$ (1,600,390)
Basic and diluted weighted average shares outstanding | shares	6,500,406
Basic and diluted net loss per share | $ / shares	$ (0.25)